UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Fund	May 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.33%
Corporate Revenue Bonds – 1.80%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	6,555,000	$6,462,116
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,565,000	3,396,518
		9,858,634
Education Revenue Bonds – 16.09%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	847,627
Series A 4.25% 7/1/47	1,250,000	1,254,487
Series A 4.375% 7/1/52	400,000	402,224
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,328,907
Series A 5.00% 3/1/39	385,000	391,583
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	259,147
Series A 5.00% 7/1/45	1,390,000	1,401,537
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,131,180
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	3,500,000	3,588,270
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	580,000	617,288
Series A 5.75% 8/1/44	1,190,000	1,270,694
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	782,825
Series A 5.00% 7/1/47	2,290,000	2,318,739
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	607,167
Series A 5.00% 7/1/44	1,770,000	1,827,914
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	929,569
Series A 5.00% 7/1/47	2,300,000	2,304,462

NQ-301 [5/18] 7/18 (541900)     1

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	$494,163
5.50% 8/1/49	2,260,000	2,391,442
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	5,897,531
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,537,223
5.00% 5/1/37	1,250,000	1,379,313
5.00% 5/1/47	250,000	273,275
(Carleton College)
4.00% 3/1/35	1,000,000	1,059,760
4.00% 3/1/36	415,000	438,501
5.00% 3/1/34	225,000	263,329
5.00% 3/1/44	2,085,000	2,410,406
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,013,930
(Gustavus Adolphus College) 5.00% 10/1/47	4,850,000	5,482,003
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	388,682
Series 7-Q 5.00% 10/1/24	475,000	527,701
Series 7-Q 5.00% 10/1/27	200,000	218,994
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	566,710
Series 8-I 5.00% 10/1/33	250,000	282,125
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	772,905
Series 8-G 5.00% 12/1/32	670,000	771,431
Series 8-N 4.00% 10/1/35	500,000	532,025
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,890,594
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,046,078
Series B 5.00% 10/1/38	580,000	634,004
Series B 5.00% 10/1/39	170,000	185,701
Series B 5.00% 10/1/40	625,000	682,263
Series B 5.00% 10/1/47	1,060,000	1,150,789
(University of St. Thomas)
Series 8-L 5.00% 4/1/35	750,000	849,983
Series A 4.00% 10/1/34	400,000	422,964
Series A 4.00% 10/1/36	500,000	525,415

2     NQ-301 [5/18] 7/18 (541900)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	$531,133
Series A 5.00% 9/1/44	1,165,000	1,176,732
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	3,019,990
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	531,011
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,945,000	1,816,669
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	150,000	152,652
Series A 144A 5.50% 7/1/52 #	735,000	759,351
(Nova Classical Academy Project) Series A
4.125% 9/1/47	1,750,000	1,733,743
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,487,059
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,074,129
Series A 5.00% 9/1/34	2,500,000	2,962,925
Series A 5.00% 4/1/35	3,175,000	3,677,158
Series A 5.00% 4/1/36	2,650,000	3,061,068
Series A 5.00% 4/1/37	1,125,000	1,298,655
Series A 5.00% 9/1/40	1,560,000	1,830,754
Series A 5.00% 9/1/41	1,000,000	1,172,670
(State Supported Stadium Debt) Series A 5.00% 8/1/26	3,760,000	4,434,544
		88,073,103
Electric Revenue Bonds – 8.66%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,305,859
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,049,070
5.00% 10/1/29	395,000	453,176
5.00% 10/1/30	500,000	573,640
5.00% 10/1/33	1,205,000	1,377,917
Series A 5.00% 10/1/30	1,060,000	1,216,117
Series A 5.00% 10/1/34	750,000	855,270
Series A 5.00% 10/1/35	1,525,000	1,736,182

NQ-301 [5/18] 7/18 (541900)     3

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	$620,174
5.00% 1/1/28	560,000	643,780
5.00% 1/1/29	220,000	254,124
5.00% 1/1/30	520,000	590,366
5.00% 1/1/31	200,000	229,716
5.00% 1/1/32	210,000	239,837
5.00% 1/1/35	160,000	181,317
5.00% 1/1/36	180,000	203,405
5.00% 1/1/41	400,000	450,416
Series A 5.00% 1/1/25	125,000	138,428
Series A 5.00% 1/1/26	425,000	469,880
Series A 5.00% 1/1/31	520,000	566,925
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,607,291
Series A 5.00% 12/1/47	2,265,000	2,600,537
Series B 5.00% 12/1/27	295,000	335,707
Series B 5.00% 12/1/28	275,000	311,735
Series B 5.00% 12/1/31	1,365,000	1,542,081
Series B 5.00% 12/1/33	300,000	336,789
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A
6.70% 1/1/25 (NATL)^	5,000,000	4,178,100
Series A 5.00% 1/1/41	1,310,000	1,480,641
Series A 5.00% 1/1/42	1,175,000	1,355,551
Series A 5.00% 1/1/46	2,000,000	2,253,320
Series A 5.00% 1/1/47	1,885,000	2,166,242
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,304,876
Series A 4.00% 10/1/31	885,000	931,436
Series A 4.00% 10/1/33	365,000	381,768
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,132,110
Series A 5.00% 1/1/34	4,000,000	4,523,960
Series A 5.00% 1/1/40	3,935,000	4,415,582
Series A 5.00% 1/1/46	3,000,000	3,363,090
		47,376,415
Healthcare Revenue Bonds – 24.50%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,137,862

4     NQ-301 [5/18] 7/18 (541900)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	$341,846
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,777,819
4th Tier Series D 7.00% 1/1/37	1,665,000	1,674,441
4th Tier Series D 7.25% 1/1/52	2,500,000	2,539,600
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,125,000	2,142,361
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	571,355
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	285,452
Series A 144A 5.00% 8/1/46 #	2,380,000	2,411,011
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	737,738
Series A 5.00% 4/1/40	705,000	711,867
Series A 5.00% 4/1/48	315,000	317,123
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,025,583
6.00% 6/15/39	3,570,000	3,959,380
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,251,037
5.40% 8/1/40	1,000,000	1,001,380
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	519,025
4.00% 4/1/25	660,000	682,935
4.00% 4/1/31	60,000	61,366
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	672,586
5.75% 2/1/44	500,000	514,825
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	900,000	947,421

NQ-301 [5/18] 7/18 (541900)     5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	$2,040,560
5.00% 5/1/27	1,400,000	1,636,502
5.00% 5/1/29	1,000,000	1,155,300
5.00% 5/1/30	850,000	979,855
5.00% 5/1/31	500,000	573,440
5.00% 5/1/32	500,000	570,935
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,114,800
5.00% 9/1/32	1,000,000	1,112,060
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	571,305
Series A 5.00% 11/15/34	500,000	569,510
Series A 5.00% 11/15/44	1,000,000	1,120,530
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,730,000	1,767,991
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	514,430
5.25% 11/1/45	1,950,000	2,018,016
5.375% 11/1/50	455,000	472,340
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,830,317
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,223,840
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,012,968
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,294,700
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,428,019
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	445,076
Series A 5.00% 11/1/32	330,000	338,656
Series A 5.00% 11/1/42	1,250,000	1,274,688
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,403,398

6     NQ-301 [5/18] 7/18 (541900)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	$4,630,990
Series D Remarketing 5.00% 11/15/38	6,405,000	6,794,104
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	332,489
5.00% 7/1/33	650,000	713,973
5.875% 7/1/30	1,850,000	1,984,791
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,392,243
Series A 5.30% 9/1/37	1,200,000	1,295,400
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,382,805
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	953,979
5.00% 9/1/24	575,000	650,475
5.00% 9/1/25	750,000	845,693
5.00% 9/1/26	575,000	643,810
5.00% 9/1/27	405,000	452,486
5.00% 9/1/28	425,000	473,548
5.00% 9/1/29	425,000	471,759
5.00% 9/1/34	730,000	801,175
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	1,013,028
Series A 5.00% 5/1/46	7,715,000	8,638,254
Unrefunded Balance 5.125% 5/1/30	740,000	783,075
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance
5.25% 11/15/29	2,825,000	2,981,929
(Fairview Health Services)
Series A 4.00% 11/15/43	2,080,000	2,159,622
Series A 5.00% 11/15/47	1,560,000	1,769,648
(Health Partners Obligation Group Project)
Series A 5.00% 7/1/29	2,200,000	2,496,560
Series A 5.00% 7/1/32	3,000,000	3,377,820
Series A 5.00% 7/1/33	1,260,000	1,415,270

NQ-301 [5/18] 7/18 (541900)     7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	$3,117,887
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	495,940
Series A 5.375% 5/1/43	500,000	483,655
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,091,139
Series A 5.75% 11/1/39	2,365,000	2,459,647
Series A 6.00% 5/1/47	3,685,000	3,837,596
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	253,453
4.75% 11/1/52	750,000	768,795
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	873,307
4.65% 7/1/26	540,000	555,557
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	521,365
5.125% 12/1/44	1,605,000	1,672,843
5.25% 12/1/49	750,000	784,793
		134,124,152
Housing Revenue Bonds – 0.47%
Minnesota Housing Finance Agency Homeownership
Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,180,000	1,226,008
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,358,236
		2,584,244
Lease Revenue Bonds – 2.98%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,398,900
Series A 5.00% 6/1/43	3,835,000	4,280,397
Series B 5.00% 3/1/28	2,500,000	2,761,400

8     NQ-301 [5/18] 7/18 (541900)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	$1,776,463
Series C 5.00% 8/1/35	1,645,000	1,865,265
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities
Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,209,638
		16,292,063
Local General Obligation Bonds – 8.29%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	510,545
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/23	5,990,000	6,076,136
Series A 4.00% 2/1/43	3,500,000	3,657,955
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	997,087
Series A 4.00% 2/1/29	1,800,000	1,947,384
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,245,176
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,161,130
Series A 5.00% 2/1/33	3,585,000	4,149,207
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	171,662
Series A 4.00% 2/1/28	1,250,000	1,334,037
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,500,000	1,752,690
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,317,090
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,272,330
Series A 5.00% 12/1/36	940,000	1,105,421
Series B 5.00% 12/1/30	1,000,000	1,194,430
Series C 5.00% 12/1/28	1,500,000	1,855,125
Series C 5.00% 12/1/30	1,245,000	1,487,065

NQ-301 [5/18] 7/18 (541900)     9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement
Program) Series A 4.00% 2/1/43	3,000,000	$3,145,410
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,455,534
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,199,469
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,347,566
		45,382,449
Pre-Refunded/Escrowed to Maturity Bonds – 16.78%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,078,350
Series A 7.00% 11/1/46-19§	1,220,000	1,315,587
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,173,822
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	9,709,110
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	16,637,351
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	3,000,000	3,066,870
Series B 6.50% 11/15/38-18 (AGC)§	175,000	178,803
Minneapolis Revenue
(National Marrow Donor Program Project)
4.875% 8/1/25-18§	6,430,000	6,464,015
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	3,000,000	3,033,540
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	2,000,000	2,082,840
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
7.375% 12/1/41-19§	5,220,000	5,634,311
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,032,510
5.50% 5/1/39-19 (AGC)§	6,000,000	6,201,780
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	12,025,000	12,530,892

10     NQ-301 [5/18] 7/18 (541900)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	$1,072,499
Series A 5.00% 11/15/30-25§	670,000	789,642
St. Paul Housing & Redevelopment Authority Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30-18§	1,870,000	1,917,573
Series B 5.00% 8/1/35-18§	1,500,000	1,538,160
University of Minnesota
Series A 5.25% 12/1/29-20§	1,850,000	2,002,015
Series A 5.50% 7/1/21	12,500,000	13,394,000
		91,853,670
Special Tax Revenue Bonds – 1.48%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,281,820
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	264,727
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	745,986
Series G 5.00% 11/1/31	1,500,000	1,707,420
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,109,760
		8,109,713
State General Obligation Bonds – 10.00%
Minnesota
Series A 5.00% 8/1/27	7,590,000	8,896,922
Series A 5.00% 8/1/29	2,500,000	2,917,950
Series A 5.00% 10/1/33	1,000,000	1,193,910
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	4,992,326
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,685,212
Series D 5.00% 8/1/26	6,000,000	7,173,960
Series D 5.00% 8/1/27	2,500,000	2,978,925
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,459,800
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,417,173
Series A 5.00% 8/1/30	4,200,000	4,824,162
Series A 5.00% 8/1/32	2,755,000	3,157,616
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,019,787
		54,717,743

NQ-301 [5/18] 7/18 (541900)     11

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.52%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	$1,310,025
Series C 5.00% 1/1/29	350,000	415,072
Series C 5.00% 1/1/33	850,000	995,197
Series C 5.00% 1/1/36	600,000	697,512
Series C 5.00% 1/1/41	600,000	693,558
Series C 5.00% 1/1/46	1,595,000	1,837,185
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,110,080
Series B 5.00% 1/1/26	575,000	629,015
Series B 5.00% 1/1/27	1,160,000	1,268,135
Series B 5.00% 1/1/28	2,750,000	3,004,375
Series B 5.00% 1/1/29	120,000	131,014
Series B 5.00% 1/1/30	1,675,000	1,814,929
Series B 5.00% 1/1/31	1,750,000	1,894,340
St. Paul Housing & Redevelopment Authority Revenue
(Parking Enterprise) Series A 3.125% 8/1/34	130,000	125,895
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,352,544
		19,278,876
Water & Sewer Revenue Bonds – 3.76%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,068,014
5.00% 1/1/46	1,670,000	1,771,202
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,559,912
Series B 5.00% 9/1/25	2,000,000	2,233,280
Series C 4.00% 3/1/31	3,120,000	3,405,886
Series C 4.00% 3/1/32	3,225,000	3,494,481
Series E 5.00% 9/1/23	2,000,000	2,241,920
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	2,795,975
		20,570,670
Total Municipal Bonds (cost $524,816,277)		538,221,732

12     NQ-301 [5/18] 7/18 (541900)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 1.09%
Variable Rate Demand Notes – 1.09%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series B-1
0.93% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	250,000	$250,000
(Allina Health System) Series B-2
0.95% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	3,025,000	3,025,000
(Children’s Hospitals & Clinics) Series B
0.87% 8/15/25 (AGM) (SPA – US Bank N.A.)	2,700,000	2,700,000
Total Short-Term Investments (cost $5,975,000)		5,975,000

Total Value of Securities – 99.42%
(cost $530,791,277)		544,196,732
Receivables and Other Assets Net of Liabilities – 0.58%		3,177,178
Net Assets Applicable to 44,887,593 Shares Outstanding – 100.00%		$547,373,910

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $10,024,974, which represents 1.83% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

NQ-301 [5/18] 7/18 (541900)     13

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement

See accompanying notes.

14     NQ-301 [5/18] 7/18 (541900)

Notes
Delaware Tax-Free Minnesota Fund	May 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Tax-Free Funds (Trust) – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2017.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at the fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-301 [5/18] 7/18 (541900)     15

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$538,221,732
Short-Term Investments	5,975,000
Total Value of Securities	$544,196,732

During the period ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

16     NQ-301 [5/18] 7/18 (541900)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: